Summary of Significant Accounting Policies - Schedule of Class A ordinary shares subject to possible redemption (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Shares Subject To Mandatory Redemption [Line Items]
Proceeds allocated to Public Warrants		$ (1,437,500)
Accretion of carrying value to redemption value	$ (11,494,752)	(24,534,690)
Common Class A [Member]
Shares Subject To Mandatory Redemption [Line Items]
Gross proceeds		287,500,000
Proceeds allocated to Public Warrants		(1,437,500)
Public Shares issuance costs		(14,474,543)
Accretion of carrying value to redemption value	11,494,752	24,534,690
Class A ordinary shares subject to possible redemption	$ 307,617,399	$ 296,122,647